New standards	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4.      New standards

New standards and interpretations adopted

(a) Amendment to IAS 16 - Property, Plant and Equipment

The amendments to IAS 16 prohibit deducting from the cost of property, plant and equipment the proceeds from selling items produced while bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Instead, a company will recognize such sales proceeds and related cost in profit or loss. This amendment is in effect January 1, 2022 with early adoption permitted.

Hudbay has early adopted this amendment as of January 1, 2021 with retrospective application only to items of property, plant and equipment that were brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2020. No restatement of prior periods was required on adoption given the comparable periods contained no items would have been impacted by this accounting amendment.

(b) Interest Rate Benchmark Reform - Phase II - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

These amendments require companies to determine if there is a significant change in the basis of determining contractual cash flows as a result of interest rate benchmark reform / IBOR reform. A company will be required to determine if the replacement of an existing interest rate benchmark with an alternative rate benchmark results in contractual cash flows that are significantly different for financial instruments, lease payments, insurance contracts and/or items that use hedge accounting. If IBOR reform result in a transition on an economically equivalent basis with no value transfer having occurred, the changes to the standard allow the contractual cash flow changes to be applied prospectively, similar to a change in a market rate. For Hudbay, these amendments have been in effect since January 1, 2021 and have not resulted in material changes to the financial statements.

As at December 31, 2021, Hudbay has not entered into any new contracts or contract modifications that are dependent on the LIBOR rate and that are impacted by these amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.

New standards and interpretations not yet adopted

(c) Amendment to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due to potentially due to be settled within one year) or non-current. This amendment is in effect January 1, 2023 with early adoption permitted.